Note 8 - Capitalized Development Cost and Other Long-term Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Capitalized Development and Other Long-Term Assets [Text Block]

6. Other long-term assets

Long-term prepaid expenses and other receivables consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. Other long-term assets consisted of the following:

	March 31,	December 31,
	2026	2025
	(in thousands)
Long-term prepaid expenses	518	518
Total	$518	$518

Long-term Prepaid Expenses consist of estimated income tax payments made by Clean Earth prior to the business combination in December 2023 that will used to offset any taxes payable in the future.

8.	Capitalized development cost and other long-term assets

Capitalized development costs are amounts paid to vendors that are related to the purchase and construction of solar energy facilities. Long-term prepaid expenses and other receivables consist of amounts owed to the Company as well as amounts paid to vendors for services that have yet to be received by the Company. Capitalized development costs and other long-term assets consisted of the following:

	Year Ended December 31,
	2025	2024
	(in thousands)
Capitalized development costs	$-	$4,775
Long-term prepaid expenses	518	518
Total	$518	$5,293

Capitalized development cost relates to various projects that are under development for the period.

On September 30, 2025, the Company entered into and closed a SPA and a JVOA with Hover, see Note 6. As part of the transaction, $5.15 million of capitalized costs, consisting of costs associated with various microgrid projects in the UK and US, previously capitalized under the Company's SAA with Hover formed part of the consideration for the transaction (i.e., the costs were subsumed into the acquisition).

Capitalized development costs as of December 31, 2024 consisted of $1.2 million of active development on customer-specific projects in the United States and $3.6 million in projects across Europe.

Long-term Prepaid Expenses consist of estimated income tax payments made by Clean Earth prior to the business combination in December 2023 which the Company believes are subject to refund.